Deposits on Equipment - Schedule of Purchase Agreement Commitments, Deposits Paid and Expected Delivery Timing (Details)	11 Months Ended
Dec. 31, 2021 USD ($)
Property Plant And Equipment [Line Items]
Maximum Purchase Commitment	$ 438,130,751
Deposits Paid	$ 114,856,314
Bitfury Top HoldCo
Property Plant And Equipment [Line Items]
Agreement Date	Oct. 11, 2021
Deposits Paid	$ 10,000,000
Bitmain Technologies Limited
Property Plant And Equipment [Line Items]
Maximum Purchase Commitment	171,135,000
Deposits Paid	$ 75,024,010
Expected Shipping Starting Month and Year	2022-01
Expected Shipping Ending Month and Year	2022-09
Bitmain Technologies Limited | Agreement One
Property Plant And Equipment [Line Items]
Agreement Date	Aug. 20, 2021
Bitmain Technologies Limited | Agreement Two
Property Plant And Equipment [Line Items]
Agreement Date	Aug. 30, 2021
SuperAcme Technology (Hong Kong)
Property Plant And Equipment [Line Items]
Agreement Date	Sep. 02, 2021
Maximum Purchase Commitment	$ 222,400,800
Deposits Paid	$ 22,240,080
Expected Shipping Starting Month and Year	2022-07
Expected Shipping Ending Month and Year	2022-12
Bitfury USA Inc. and Other Vendors (Primarily for BBACs)
Property Plant And Equipment [Line Items]
Maximum Purchase Commitment	$ 44,594,951
Deposits Paid	$ 7,592,224